American Mutual Fund®
Investment portfolio
January 31, 2021
unaudited
Common stocks 93.01% Energy 5.55%	Shares	Value (000)
Baker Hughes Co., Class A	3,246,645	$65,225
Canadian Natural Resources, Ltd. (CAD denominated)	9,217,504	208,245
Chevron Corp.	8,923,829	760,310
ConocoPhillips	19,166,443	767,233
Enbridge Inc.	6,942,839	233,279
Enbridge Inc. (CAD denominated)	5,379,974	180,742
EOG Resources, Inc.	8,366,166	426,340
Exxon Mobil Corp.	1,291,534	57,912
Royal Dutch Shell PLC, Class A (ADR)[1]	4,469,823	164,892
Schlumberger Ltd.	5,100,074	113,273
Suncor Energy Inc.	5,128,011	85,778
TC Energy Corp.	5,253,389	225,528
TC Energy Corp. (CAD denominated)	12,682,201	543,587
		3,832,344
Materials 3.83%
Air Products and Chemicals, Inc.	1,876,046	500,454
Barrick Gold Corp.	5,432,937	121,535
Dow Inc.	3,000,000	155,700
DuPont de Nemours Inc.	596,988	47,431
Linde PLC	4,279,040	1,050,076
LyondellBasell Industries NV	5,439,240	466,469
Nutrien Ltd.	3,114,960	153,163
PPG Industries, Inc.	1,088,032	146,569
		2,641,397
Industrials 10.71%
AMETEK, Inc.	131,963	14,946
Carrier Global Corp.	1,871,944	72,070
Caterpillar Inc.	2,025,662	370,372
CSX Corp.	6,404,426	549,212
Cummins Inc.	1,097,886	257,366
Deere & Company	247,800	71,565
Emerson Electric Co.	680,313	53,983
General Dynamics Corp.	3,691,461	541,464
Honeywell International Inc.	1,113,100	217,466
Illinois Tool Works Inc.	1,945,902	377,914
Johnson Controls International PLC	6,588,852	328,257
L3Harris Technologies, Inc.	847,394	145,337
Lockheed Martin Corp.	1,423,310	458,050
ManpowerGroup Inc.	753,549	66,644
Norfolk Southern Corp.	2,282,680	540,128
Northrop Grumman Corp.	1,128,273	323,374
Otis Worldwide Corp.	1,351,165	87,353
Raytheon Technologies Corp.	14,998,239	1,000,832
RELX PLC (ADR)	1,985,513	49,280
Stanley Black & Decker, Inc.	1,172,981	203,500
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	3,690,803	$728,823
United Parcel Service, Inc., Class B	2,901,517	449,735
Waste Connections, Inc.	1,707,892	168,244
Waste Management, Inc.	2,824,061	314,374
		7,390,289
Consumer discretionary 3.91%
Carnival Corp., units	3,106,805	58,004
Hasbro, Inc.	3,171,885	297,586
Home Depot, Inc.	4,427,446	1,199,041
Lowe’s Companies, Inc.	883,005	147,329
McDonald’s Corp.	997,746	207,372
NIKE, Inc., Class B	303,416	40,533
TJX Companies, Inc.	4,323,845	276,899
VF Corp.	1,092,400	83,973
Williams-Sonoma, Inc.	2,993,236	385,888
		2,696,625
Consumer staples 6.79%
Church & Dwight Co., Inc.	2,734,115	230,841
Coca-Cola Company	3,846,847	185,226
Colgate-Palmolive Company	991,958	77,373
Costco Wholesale Corp.	655,791	231,120
General Mills, Inc.	14,015,959	814,327
Keurig Dr Pepper Inc.	25,178,871	800,688
Kroger Co.	3,312,781	114,291
McCormick & Co., Inc., nonvoting shares	2,963,894	265,387
Mondelez International, Inc.	8,704,851	482,597
Nestlé SA (ADR)	999,741	112,271
PepsiCo, Inc.	3,030,869	413,926
Procter & Gamble Company	7,468,489	957,535
		4,685,582
Health care 17.96%
Abbott Laboratories	12,416,853	1,534,599
AbbVie Inc.	8,222,410	842,633
Amgen Inc.	6,891,978	1,663,930
AstraZeneca PLC (ADR)[1]	5,682,960	287,558
Baxter International Inc.	877,015	67,381
CVS Health Corp.	2,674,090	191,598
Danaher Corp.	582,576	138,560
Eli Lilly and Company	2,986,521	621,107
Gilead Sciences, Inc.	31,909,080	2,093,236
GlaxoSmithKline PLC (ADR)	17,660,876	657,868
Johnson & Johnson	1,429,080	233,126
Medtronic PLC	2,994,687	333,398
Merck & Co., Inc.	10,907,524	840,643
Novartis AG2	769,817	69,634
Novartis AG (ADR)	2,339,927	211,693
Pfizer Inc.	7,077,428	254,080
Roche Holding AG (ADR)	1,324,449	57,494
Stryker Corp.	832,245	183,934
Thermo Fisher Scientific Inc.	285,450	145,494
UnitedHealth Group Inc.	4,715,360	1,572,950
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Viatris Inc.[3]	692,460	$11,765
Zimmer Biomet Holdings, Inc.	2,534,831	389,527
		12,402,208
Financials 13.40%
American International Group, Inc.	3,064,491	114,735
Aon PLC, Class A	1,921,183	390,192
Bank of America Corp.	3,481,495	103,226
Bank of New York Mellon Corp.	6,063,474	241,508
Berkshire Hathaway Inc., Class B3	683,406	155,728
BlackRock, Inc.	431,873	302,855
Chubb Ltd.	1,984,062	289,018
Citigroup Inc.	2,650,000	153,674
CME Group Inc., Class A	3,291,229	598,148
Great-West Lifeco Inc. (CAD denominated)	9,775,242	223,216
Intercontinental Exchange, Inc.	3,342,739	368,871
JPMorgan Chase & Co.	10,582,577	1,361,660
KeyCorp	15,062,202	253,949
Marsh & McLennan Companies, Inc.	4,535,843	498,535
Moody’s Corp.	36,000	9,585
Nasdaq, Inc.	231,581	31,326
National Bank of Canada	1,710,900	96,158
PNC Financial Services Group, Inc.	4,822,987	692,195
Principal Financial Group, Inc.	3,292,559	162,224
Progressive Corp.	1,995,490	173,987
S&P Global Inc.	727,685	230,676
State Street Corp.	8,384,756	586,933
Toronto-Dominion Bank	1,548,613	87,636
Toronto-Dominion Bank (CAD denominated)	12,118,345	686,683
Travelers Companies, Inc.	2,600,076	354,390
Truist Financial Corp.	13,613,958	653,198
U.S. Bancorp	4,675,490	200,345
Wells Fargo & Company	4,942,754	147,689
Willis Towers Watson PLC	421,972	85,635
		9,253,975
Information technology 13.85%
Accenture PLC, Class A	2,777,162	671,851
Amphenol Corp., Class A	1,457,472	182,009
Analog Devices, Inc.	2,592,838	382,003
Apple Inc.	8,407,458	1,109,448
Applied Materials, Inc.	629,015	60,813
Automatic Data Processing, Inc.	1,063,951	175,680
Cisco Systems, Inc.	6,395,040	285,091
Fidelity National Information Services, Inc.	798,251	98,552
Intel Corp.	8,561,565	475,253
International Business Machines Corp.	1,696,732	202,098
Intuit Inc.	377,273	136,282
KLA Corp.	566,867	158,762
Mastercard Inc., Class A	446,508	141,226
Maxim Integrated Products, Inc.	2,359,955	206,992
Microsoft Corp.	12,351,390	2,865,027
NetApp, Inc.	4,945,567	328,583
Paychex, Inc.	4,412,871	385,332
QUALCOMM Inc.	2,458,090	384,150
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd. (GDR)[2]	16,961	$31,179
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,917,800	354,571
Texas Instruments Inc.	1,995,526	330,639
Visa Inc., Class A	1,436,890	277,679
Western Union Company	14,158,188	315,303
		9,558,523
Communication services 6.50%
Activision Blizzard, Inc.	1,652,912	150,415
AT&T Inc.	2,319,759	66,415
BCE Inc.	7,459,815	316,419
Comcast Corp., Class A	45,250,220	2,243,053
Omnicom Group Inc.	4,000,000	249,520
TELUS Corp.	21,730,765	448,465
Verizon Communications Inc.	18,511,475	1,013,503
		4,487,790
Utilities 7.43%
American Electric Power Company, Inc.	6,525,918	528,012
CenterPoint Energy, Inc.[4]	28,266,327	596,137
CMS Energy Corp.	4,945,767	281,315
Consolidated Edison, Inc.	1,497,117	105,966
Dominion Energy, Inc.	4,675,740	340,815
DTE Energy Company	2,904,705	344,847
Edison International	4,417,409	256,916
Entergy Corp.	1,371,028	130,700
Exelon Corp.	13,770,793	572,314
NextEra Energy, Inc.	7,343,089	593,836
Public Service Enterprise Group Inc.	7,773,489	438,658
Sempra Energy	3,559,672	440,545
Xcel Energy Inc.	7,855,850	502,696
		5,132,757
Real estate 3.08%
Americold Realty Trust REIT	1,446,000	50,480
Crown Castle International Corp. REIT	2,155,130	343,226
Digital Realty Trust, Inc. REIT	7,304,495	1,051,482
Extra Space Storage Inc. REIT	859,045	97,751
Kimco Realty Corp. REIT	18,850,431	311,220
Prologis, Inc. REIT	923,632	95,319
Public Storage REIT	402,126	91,532
Ventas, Inc. REIT	1,835,014	84,539
		2,125,549
Total common stocks (cost: $43,726,469,000)		64,207,039
Preferred securities 0.06% Financials 0.01%
U.S. Bancorp, Series F, 6.50% noncumulative, preferred depositary shares	386,127	10,109
American Mutual Fund — Page 4 of 8

unaudited
Preferred securities (continued) Information technology 0.05%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)[2]	20,970	$34,409
Total preferred securities (cost: $27,839,000)		44,518
Convertible stocks 0.36% Industrials 0.05%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	325,863	35,509
Health care 0.31%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	154,886	212,442
Total convertible stocks (cost: $199,724,000)		247,951
Bonds, notes & other debt instruments 0.89% U.S. Treasury bonds & notes 0.82% U.S. Treasury 0.82%	Principal amount (000)
U.S. Treasury 1.375% 2021	$561,963	564,356
Corporate bonds, notes & loans 0.07% Consumer discretionary 0.05%
Booking Holdings Inc. 4.10% 2025	30,000	33,880
Financials 0.02%
JPMorgan Chase & Co., Series I, junior subordinated, 3.682% (3-month USD-LIBOR + 3.47%)[5]	18,412	18,324
Total corporate bonds, notes & loans		52,204
Total bonds, notes & other debt instruments (cost: $607,876,000)		616,560
Short-term securities 5.93% Money market investments 5.93%	Shares
Capital Group Central Cash Fund 0.11%[4,6]	38,660,135	3,866,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[6,7]	69,500,000	69,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,7]	69,500,000	69,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[6,7]	37,000,000	37,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	35,545,031	35,545
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	7,600,000	7,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[6,7]	5,100,000	5,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	2,700,000	2,700
Total short-term securities (cost: $4,092,701,000)		4,093,345
Total investment securities 100.25% (cost: $48,654,609,000)		69,209,413
Other assets less liabilities (0.25%)		(174,622)
Net assets 100.00%		$69,034,791
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates4

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)
Common stocks 0.86%
Utilities 0.86%
CenterPoint Energy, Inc.	$633,969	$115,908	$150,429	$15,985	$(19,296)	$596,137	$5,204
Short-term securities 5.60%
Money market investments 5.60%
Capital Group Central Cash Fund 0.11%[6]	3,825,493	2,321,418	2,280,511	55	(55)	3,866,400	1,093
Total 6.46%				$16,040	$(19,351)	$4,462,537	$6,297
[1]	All or a portion of this security was on loan. The total value of all such securities was $285,498,000, which represented .41% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $135,222,000, which represented .20% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Step bond; coupon rate may change at a later date.
[6]	Rate represents the seven-day yield at 1/31/2021.
[7]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
American Mutual Fund — Page 7 of 8

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,832,344	$—	$—	$3,832,344
Materials	2,641,397	—	—	2,641,397
Industrials	7,390,289	—	—	7,390,289
Consumer discretionary	2,696,625	—	—	2,696,625
Consumer staples	4,685,582	—	—	4,685,582
Health care	12,332,574	69,634	—	12,402,208
Financials	9,253,975	—	—	9,253,975
Information technology	9,527,344	31,179	—	9,558,523
Communication services	4,487,790	—	—	4,487,790
Utilities	5,132,757	—	—	5,132,757
Real estate	2,125,549	—	—	2,125,549
Preferred securities	10,109	34,409	—	44,518
Convertible stocks	247,951	—	—	247,951
Bonds, notes & other debt instruments	—	616,560	—	616,560
Short-term securities	4,093,345	—	—	4,093,345
Total	$68,457,631	$751,782	$—	$69,209,413
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-003-0321O-S78063	American Mutual Fund — Page 8 of 8